Lease - Schedule of Future Minimum Lease Payment (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payment [Abstract]
FY2026	$ 1,283,044
Total lease payment	1,283,044
less: imputed interest	(20,050)
Total lease liabilities	$ 1,262,994